Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Net of estimated recoveries from third-party	$ 12.7	$ 15.2
Additional loss due to legacy claims	3.6
Rental expense	18.0	20.6	19.6
Acquisition of plant and equipment and other purchase obligations	$ 0